June 15, 2011

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:         Eagle Capital Appreciation Fund
File Nos. 002-98634 and 811-04338
Post-Effective Amendment No. 40

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Eagle Capital Appreciation Fund (“Trust”) is Post-Effective Amendment No. 40 to the Trust’s currently effective Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.  The sole purpose of this filing is to register Class R-6 shares of the Trust.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9195.

Very truly yours,

/s/ Kevin P. Christy

Kevin P. Christy
Attachments

cc:  Susan J. Walzer
       Daniel R. Dzibinski
Eagle Asset Management, Inc.